Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	$ 46	$ 57	$ 58
Non-U.S.	205	219	179
U.S. state and local	9	6	4
Total current	260	282	241
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	(32)	(23)	28
Non-U.S.	29	(18)	(96)
U.S. state and local	(2)	(1)	1
Total deferred	(5)	(42)	(67)
Total income tax expense	255	240	174
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net	9	1	0
Income Taxes Paid or Withheld	$ 287	$ 276	$ 280